Pension Plan Assets Categorized using Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013	May 31, 2012
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	$ 282,113	$ 241,960	$ 198,208
Pension Benefits, U.S. Plans | U.S. Treasury and other government
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	11,203	10,288
Pension Benefits, U.S. Plans | State and Municipal Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	456	455
Pension Benefits, U.S. Plans | Foreign Covered Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,264	2,342
Pension Benefits, U.S. Plans | Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	7,255	7,332
Pension Benefits, U.S. Plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	17,254	14,550
Pension Benefits, U.S. Plans | Large Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	34,442	26,443
Pension Benefits, U.S. Plans | Mid Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	18,183	15,423
Pension Benefits, U.S. Plans | Small Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	12,145	11,451
Pension Benefits, U.S. Plans | International Equities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	2,525	2,643
Pension Benefits, U.S. Plans | Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	126,513	90,260
Pension Benefits, U.S. Plans | Debt Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	44,094	39,080
Pension Benefits, U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	5,869	3,848
Pension Benefits, U.S. Plans | Limited Partner
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	910	1,159
Pension Benefits, U.S. Plans | Common Collective Trusts
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets		16,686
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	177,079	155,056	137,318
Pension Benefits, Non-U.S. Plans | Foreign Covered Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	210	261
Pension Benefits, Non-U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	572	215
Pension Benefits, Non-U.S. Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	82,534	80,550
Pension Benefits, Non-U.S. Plans | Pooled Funds Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	63,657	46,428
Pension Benefits, Non-U.S. Plans | Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	28,658	26,313
Pension Benefits, Non-U.S. Plans | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,448	1,289
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	73,164	59,808
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Large Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	34,442	26,443
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Mid Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	18,183	15,423
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Small Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	12,145	11,451
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | International Equities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	2,525	2,643
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	5,869	3,848
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	572	215
Quoted Prices in Active Markets for Identical Assets (Level 1) | Pension Benefits, Non-U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	572	215
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	208,039	164,307
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | U.S. Treasury and other government
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	11,203	10,288
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | State and Municipal Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	456	455
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Foreign Covered Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,264	2,342
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	7,255	7,332
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	17,254	14,550
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	126,513	90,260
Significant Other Observable Inputs (Level 2) | Pension Benefits, U.S. Plans | Debt Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	44,094	39,080
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	147,849	128,528
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans | Foreign Covered Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	210	261
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	82,534	80,550
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans | Pooled Funds Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	63,657	46,428
Significant Other Observable Inputs (Level 2) | Pension Benefits, Non-U.S. Plans | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,448	1,289
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	29,568	44,158	43,569
Significant Unobservable Inputs (Level 3) | Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	910	17,845
Significant Unobservable Inputs (Level 3) | Pension Benefits, U.S. Plans | Limited Partner
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	910	1,159
Significant Unobservable Inputs (Level 3) | Pension Benefits, U.S. Plans | Common Collective Trusts
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets		16,686
Significant Unobservable Inputs (Level 3) | Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	28,658	26,313
Significant Unobservable Inputs (Level 3) | Pension Benefits, Non-U.S. Plans | Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	$ 28,658	$ 26,313